Segmental analysis - Schedule of revenue by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ 9,444	£ 6,941
UK
Disclosure of operating segments [line items]
Total revenue from continuing operations	4,589	3,000
US
Disclosure of operating segments [line items]
Total revenue from continuing operations	4,855	3,941
UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	955	1,037
UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	997	509
UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,045	1,142
New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,760	1,686
New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,758	1,971
NGV and Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	929	596
Operating segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	9,490	6,945
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	969	1,037
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,005	509
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,060	1,146
Operating segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,760	1,686
Operating segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,758	1,971
Operating segments | NGV and Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	938	596
Sales between segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	(46)	(4)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	(14)	0
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	(8)	0
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	(15)	(4)
Sales between segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | NGV and Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ (9)	£ 0